Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Ordinary shares subject to possible redemption	60,562,621	0
Temporary equity redemption value per share	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	8,437,379	0
Common stock shares outstanding	8,437,379	0
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	14,785,715	1
Common stock shares outstanding	14,785,715	1
Common Class C [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000
Common stock shares issued	14,785,715	0
Common stock shares outstanding	14,785,715	0